Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005552 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005552 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000005552 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000005552 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005552 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005552 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005552 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005552 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000005552 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005552 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005552 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005552 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005552 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005552 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005552 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005552 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005552 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117203 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000117203 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000117203 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000117203 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117203 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117203 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117203 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117203 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000117203 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000117203 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000117203 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000117203 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117203 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117203 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117203 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117203 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117203 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000211685 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000211685 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000211685 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000211685 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211685 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211685 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211685 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211685 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000211685 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000211685 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211685 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000211685 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211685 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211685 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211685 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211685 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211685 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	14.50%